COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES

32. COMMITMENTS AND CONTINGENCIES

32.1 Operating lease commitments

The Group has no significant outstanding operating lease arrangements as of December 31, 2017.

Total rental expenses amounted to RMB19.4 million, RMB 12.7 million and RMB 4.8 million (US$0.7 million) for the years ended December 31, 2015, 2016 and 2017, respectively.

32.2 Other operating commitments

The Group is financing the development of CrossFire New Mobile Game through fund-raising on Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2017, the Group had raised RMB57.5 million (US$8.8 million), and the Group plans to raise an additional RMB100.0 million (US$15.4 million) until the game is launched. Under this fund raising arrangement, the Group will share certain percentages of the revenues from CrossFire New Mobile Game to investors providing funding to the Group. The revenues to be shared to the investors will be deposited to a bank account monitored by the Group, Inner Mongolia Culture Assets and Equity Exchange and the funding advisor. The Group had also committed to spend certain amounts of the funds raised in the marketing, game server purchases and research and development costs of CrossFire New Mobile Game. In August 2016, the Group granted a third-party consultant 1,000,000 options to acquire shares of the Group as payment for consulting services related to the RMB157.5 million (US$24.2 million) financing plan of CrossFire Mobile Game with Inner Mongolia Culture Assets and Equity Exchange. The options will vest in accordance with the schedule of the actual funding to be received. In October 2016, 365,079 options were vested after the Group received the first funding of RMB57.5 million (US$8.8 million). As of December 31, 2017, 634,921 options remain unvested. The financing fee remains as advances until the financing arrangement is concluded.

In June 2017, Shanghai IT has entered into an investment agreement with the shareholders of Beijing Ti Knight where Shanghai IT will invest a total of RMB9.0 million (US$1.4 million) in Beijing Ti Knight. As of December 31, 2017, Shanghai IT has invested RMB4.0 (US$0.6 million) and has a remaining capital contribution commitment amounting to RMB5.0 million (US$0.8 million), which is due within one year. Shanghai IT’s purchase commitment amounting to RMB6.8 million (US$1.0 million) for the outsourcing development agreement entered on October 9, 2016 with Beijing Ti Knight will be waived if Shanghai IT’s accumulated investment in Beijing Ti Knight is more than RMB6.0 million (US$0.9 million). Hence, as of December 31, 2017, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million). In addition, the Group is subject to additional contingent payments to be calculated based on certain percentages of future revenue from the game.

In June 2017, the Group entered into a share purchase agreement with each of Ark Pacific Special Opportunities Fund I, L.P. (“AP Fund”) and Incsight Limited (“Incsight”), respectively, pursuant to which the Group will issue and sell 12,500,000 ordinary shares of the Group, par value of US$0.01, at a per share price of US$1.20 to each of AP Fund and Incsight for an aggregate consideration of US$30.0 million. AP Fund is controlled by its general partner, Ark Pacific Investment Management Limited (“AP Management”). Incsight is controlled and wholly owned by Mr. Zhu Jun, our chairman and executive officer. After the transactions described above complete, the Group will be subject to certain redemption rights of the investors in accordance with these agreements. As of the report date, the transaction is subject to customary closing conditions and has not been completed.

32.3 Contingencies

In June 2016, Asian Development borrowed HK$92.3 million (US$11.8 million) from a financial services company at an annual interest rate of 2% for a term of 24 months. This loan is secured by 417,440,000 shares of L&A (see Note 17). Pursuant to the financing agreement (“Agreement”), such loan is considered to be in default since the market price of the pledged shares had fallen below the collateralized stock price by more than 35% for ten consecutive trading days. Asian Development had not made any remediation pursuant to the Agreement. Upon default, the lender shall be entitled to foreclose the pledged shares and become the legal and beneficial owner of the pledged shares. If the market value of the pledged shares cannot cover the total outstanding amount owed by Asian Development to the lender under the Agreement, the lender may claim against Asian Development to recover any outstanding amounts under the Agreement, in addition to foreclosure of the pledged shares as mentioned above.

As mentioned in Note 26, Red 5 and its affiliates are currently in dispute with Qihoo 360 and its affiliates regarding System Link and Firefall and various legal proceedings have been initiated and are ongoing in connection with such dispute. The process of legal proceedings may be lengthy and costly and may divert the attention of the management. If the Group cannot settle the dispute with Qihoo 360 and cannot obtain a judgment in favor of the Group, additional costs or damages may be incurred to adversely affect the Group’s business, financial condition and results of operations.

The Group may be subject to other legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.

As described in Note 30, in August 2014, Red 5 issued 27,438,952 Series B redeemable convertible preferred shares of Red 5 to a new investor, Oriental Pearl. Due to the stock exchange transaction with L&A in 2016, a 37% share of the SBPS was owned by L&A as of December 31, 2017 (see Note 30). Per the Articles of Association of Red 5, major holders of SBPS, at any time on or after April 1, 2017 (the “Redemption Election”), can require Red 5 to redeem all, but not less than all, of the outstanding shares of SBPS, as applicable, in three equal annual installments. New Star, a wholly owned subsidiary of the Group, owns 39,766,589 Series A redeemable convertible preferred shares which have similar terms with the Series B redeemable convertible preferred shares. The redemption value of SBPS was US$16.5 million for the first installment, US$18.1 million for the second installment and US$19.9 million for the third installment. Since Red 5 is in a net liability position, the Group does not believe the preferred shareholders will request such redemption. As of the report date, there was no such preferred shareholder requiring Red 5 to redeem the preferred stock.